Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (14,653)	$ 494	$ 1,706